Property and Equipment - Narrative (Detail) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
StepStone Group LP
Property, Plant and Equipment [Line Items]
Depreciation	$ 2.0	$ 1.4	$ 0.9